Income Taxes - Provision For Income Tax Rate To Statutory Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Benefit at statutory rate	$ (22,989)	$ (16,584)	$ (14,312)
State taxes, net of federal benefit	(2,747)	(1,367)	(1,139)
Foreign rate differential	3	5	8
Nondeductible (benefits) expenses	(293)	43	420
Unrecognized tax benefits including interest and penalties	0	0	6
Unbenefited losses	28,250	11,582	14,770
Valuation allowance	1,381	7,397	380
Change in value of warrants	844	(1,144)	0
Research & Development Tax Credit	(4,057)	0	0
Other	(314)	35	5
Income Tax Expense (Benefit), Total	$ 78	$ (33)	$ 138